Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Operations

1.	Operations

a.

Ituran Location and Control Ltd. (the "Company") commenced operations in 1994.  The Company and its subsidiaries (the "Group") are engaged in the provision of location-based services and machine-to-machine wireless communications products for use in stolen vehicle recovery, fleet management and other applications.

b.	Regarding litigation with respect to the sale of the subsidiary Telematics Wireless Ltd., see Note 12A1.

c.	Regarding the district court decision with respect to Leonardo P.L.'s claim, see Note 12A2.

d.	Regarding the tax dispute in Brazil, see Note 12A3.

Basis Of Presentation
3.	Basis of presentation
The consolidated financialstatements were prepared in accordance with accounting principles generallyaccepted in the United States of America ("US GAAP").
Use Of Estimates In The Preparation Of Financial Statements
4.	Use of estimates in the preparation of financial statements

The preparation of financialstatements in conformity with US GAAP requires management to make estimates andassumptions that affect the reported amounts of assets and liabilities anddisclosure of contingent assets and liabilities at the date of the consolidatedfinancial statements, and the reported amounts of revenues and expenses duringthe reporting periods.  Actual results could differ from theestimates.

As applicable to these consolidatedfinancial statements, the most significant estimates and assumptions relate tocontingencies, revenue recognition, valuation of goodwill, deferred taxes andtax liabilities and uncertainties.

Principles Of Consolidation
B.	Principles of consolidation

The consolidated financialstatements include the accounts of the Company and all of itssubsidiaries.  In these financial statements, the term "subsidiary"refers to a company over which the Company exerts control (ownership interestof more than 50%), and the financial statements of which are consolidated withthose of the Company.  Significant intercompany transactions andbalances are eliminated upon consolidation; profits from intercompany sales,not yet realized outside of the Group, are alsoeliminated.  Non-controlling interests are presented in equity.

Cash And Cash Equivalents
C.	Cash and cash equivalents

The Group considers all highlyliquid investments, which include short-term bank deposits that are notrestricted as to withdrawal or use, and short-term debentures, with originalperiods to maturity not exceeding three months, to be cash equivalents.

Deposits In Escrow
D.	Deposits in escrow

Restricted cash is invested incertificates of deposit, which are used to ensure certain representations andwarranties to third parties.  See Note 12A1.

Such deposits are presented in thebalance sheets as current assets or as long-term assets based on management'sassessment regarding their realization.

Marketable Securities
E.	Marketable securities

The Company accounts for investmentsin marketable securities in accordance with ASC Topic 320-10, "Investments- Debt and Equity Securities" ("ASC Topic 320-10"). Managementdetermines the appropriate classification of its investments in marketablesecurities at the time of purchase and reassesses such determination at eachbalance sheet date.

As of December 31, 2011, theinvestments in marketable securities covered by ASC Topic 320-10 weredesignated by management as trading securities.

Trading securities are stated atmarket value. The changes in market value are charged to financing income orexpenses.

Trading gains for the years 2012,2011 and 2010, in respect of trading securities held by the Group wereinsignificant.

Treasury Stock
F.	Treasury stock

Company shares held by the Companyand its subsidiary are presented as a reduction of equity, at their cost to theCompany or to the subsidiary, under the caption "Treasury Stock". Gains andlosses upon sale of these shares, net of related income taxes, are recorded asadditional paid in capital.

Allowance For Doubtful Accounts
G.	Allowance for doubtful accounts

The allowance for doubtful accountsis determined with respect to amounts the Group has determined to be doubtfulof collection. In determining the allowance for doubtful accounts, the Companyconsiders, among other things, its past experience with customers, the lengthof time that the balance is post due, the customer's current ability to pay andavailable information about the credit risk on such customers.  Seealso Note 20A.

The allowance in respect of accountsreceivable at December 31, 2012 and 2011 was US$ 1,356,000 andUS$ 1,302,000, respectively.

Inventories
H.	Inventories

Inventories are stated at the lowerof cost or market.  Cost is determined as follows: raw materials andfinished products – mainly on the basis of first-in, first-out (FIFO); work inprogress – on the basis of direct production costs including materials, laborand subcontractors.

Investment In Affiliated Companies
I.	Investment in affiliated companies

Investments in companies in whichthe Group has significant influence (ownership interest of between 20% and 50%)but less than controlling interests, are accounted for by the equitymethod.  Income on intercompany sales, not yet realized outside ofthe Group, was eliminated.  The Company also reviews theseinvestments for impairment whenever events indicate the carrying amount may notbe recoverable.

Investments in companies in whichthe company no longer has significant influence, are classified as"investments in other companies".  See J. below.

Investment In Other Companies
J.	Investment in other companies

Non-marketable investments in othercompanies in which the Company does not have a controlling interest norsignificant influence are accounted for at cost, net of write down for anypermanent decrease in value.

Derivatives
K.	Derivatives

The group applies the provisions ofASC Topic 815, "Derivatives and Hedging".  Inaccordance with ASC Topic 815, all the derivative financial instruments arerecognized as either assets or liabilities on the balance sheet at fair value.The accounting for changes in the fair value of a derivative financialinstrument depends on whether it has been designated and qualifies as part of ahedging relationship and further, on the type of hedging relationship. Forderivative financial instruments that are designated and qualify as hedginginstruments, a company must designate the hedging instrument, based upon theexposure being hedged, as a fair value hedge, cash flow hedge or a hedge of anet investment in a foreign operation.

From time to time the Companycarries out transactions involving foreign exchange derivative financial instruments(mainly forward exchange contracts) which are designed to hedge the cash flowsexpected to be paid with respect to forecasted purchases of inventory,denominated in currencies other than the functional currency of the Company.Such transactions were designated as hedging instruments on the date that theCompany entered into such derivative contracts, and qualify as cash flow hedgesunder ASC Topic 815.

The effective portion of the changesin fair value of the derivative instruments designated for hedging purposes arereported as "other comprehensive income" under "gains (losses) in respect ofderivative instruments designated for cash flow hedge, net of related taxes",and are recognized in the statements of income when the hedged transactionrealizes. During the reporting periods, the gains or losses that wererecognized in earnings for hedge ineffectiveness were insignificant.

All other derivatives which do notqualify for hedge accounting, or which have not been designated as hedginginstruments, are recognized in the balance sheet at their fair value, withchanges in the fair value carried to the statements of income and included infinancing income (expenses), net.

See also Notes 15 and 20B forfurther information.

Property And Equipment
L.	Property and equipment

1.

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.  Leasehold improvements are depreciated on the straight-line method over the shorter of the estimated useful life of the property or the duration of the lease.

2.	Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Impairment Of Long-Lived Assets
M.	Impairment of long-lived assets

TheGroup's long-lived assets are reviewed for impairment, whenever events orchanges in circumstances indicate that the carrying amount of an asset may notbe recoverable.  Recoverability of assets to be held and used ismeasured by a comparison of the carrying amount of an asset to the futureundiscounted cash flows expected to be generated by the asset.  Ifsuch assets are considered to be impaired, the impairment to be recognized ismeasured by the amount by which the carrying amount of the asset exceeds itsfair value (see Note 1O with respect to the annual impairment test ofgoodwill).

Income Taxes
N.	Income taxes

The Group accounts for income taxesin accordance with ASC Topic 740-10, "Income Taxes". Accordingto this FASB guidance, deferred income taxes are determined utilizing the assetand liability method based on the estimated future tax effects of differencesbetween the financial accounting and the tax bases of assets and liabilitiesunder the applicable tax law.  Deferred tax balances are computedusing the tax rates expected to be in effect at the time when these differencesreverse. Valuation allowances in respect of the deferred tax assets areprovided for if, based upon the weight of available evidence, it is more likelythan not that all or a portion of the deferred income tax assets will not berealized.

US GAAP provides that the taxeffects from an uncertain tax position can be recognized in the financialstatements only if the position is "more-likely-than-not" to besustained were to be challenged by a taxing authority.  Theassessment of the tax position is based solely on the technical merits of theposition, without regard the likelihood that the tax position may bechallenged.  If an uncertain tax position meets the"more-likely-than-not" threshold, the largest amount of tax benefitthat is greater than 50% likely to be recognized upon ultimate settlement withthe taxing authority is recorded.  See also Note 16K.

The Company recognizes interest asinterest expenses (among financing expenses) and penalties, if any, related tounrecognized tax benefits in its provision for income tax.

Goodwill And Intangible Assets
O.	Goodwill and intangible assets

Goodwill represents the excess ofthe purchase price over the fair value of the identifiable net assets acquiredin business combinations accounted for as purchases and is allocated toreporting units at acquisition.  Goodwill is not amortized but rathertested for impairment at least annually in accordance with the provisions ofASC Topic 350, "Intangibles - Goodwill and Other".  TheCompany performs its goodwill annual impairment test for the reporting units atDecember 31 of each year, or more often if indicators of impairment arepresent.

As required by ASC Topic 350, asamended by ASU No. 2011-08, "Testing for Impairment", which amendmentwas early adopted by the Company in its annual consolidated financialstatements for the year ended December 31, 2011, the Company chooses either toperform a qualitative assessment wheatear the two-step goodwill impairment testis necessary or proceeds directly to the two-step goodwill impairment test.Such determination is made for each reporting unit on a stand-alone basis.  Thequalitative assessment includes various factors such as macroeconomicconditions, industry and market considerations, cost factors, overall financialperformance, earnings multiples, gross margin and cash flows from operatingactivities and other relevant factors.

When the Company chooses to performa qualitative assessment and determines that it is more likely than not (a morethan 50 percent likelihood) that the fair value of the reporting unit is lessthan its carrying value, then the Company proceeds to the two-step goodwillimpairment test. If the Company determines Otherwise, no further evaluation isnecessary.

When the Company decides or isrequired to perform the two-step goodwill impairment test, the Company comparesthe fair value of the reporting unit to its carrying value ("step1"). If the fair value exceeds the carrying value of the reporting unitnet assets (including the goodwill allocated to such reporting unit), goodwillis considered not to be impaired, and no further testing is required. If thecarrying value exceeds the fair value of the reporting unit, then the impliedfair value of goodwill is determined by subtracting the fair value of all theidentifiable net assets from the fair value of the reporting unit. Animpairment loss is recorded for the excess, if any, of the carrying value ofthe goodwill allocated to the reporting unit over its implied fair value("step 2").

The Company applies assumptions thatmarket participants would consider in determining the fair value of eachreporting unit and the fair value of the identifiable assets and liabilities ofthe reporting units, as applicable.

In order to determine the fair valueof the reporting units, the Company utilized the "income approach".According to the income approach expected future cash flows are discounted totheir present value using an appropriate rate of return. Judgments andassumptions related to future cash flows (projected revenues, operatingexpenses, and capital expenditures), future short-term and long-term growthrates, and weighted average cost of capital, which are based on management'sinternal assumptions, and believed to be similar to those of marketparticipants and to represent both the specific risks associated with thebusiness, and capital market conditions, are inherent in developing thediscounted cash flow model.

During 2012, 2011 and 2010, theCompany recorded an impairment loss in an amount of US$ 672,000,US$ 904,000 and US$ 157,000, respectively.  See Note 8.

Intangible assets with finite livesare amortized using the straight-line basis over their useful lives, to reflectthe pattern in which the economic benefits of the intangible assets areconsumed or otherwise used up, as follows

Years
GIS database	10
Customer base	5
Brand name	15
Other	3-10

Contingencies
P.	Contingencies

The Company and its subsidiaries areinvolved in certain legal proceedings that arise from time to time in theordinary course of their business and in connection with certain agreementswith third parties.  Except for income tax contingencies, the Companyrecords accruals for contingencies to the extent that the management concludesthat the occurrence is probable and that the related liabilities are estimable.Legal expenses associated with contingencies are expensed as incurred.

Liability For Employee Rights Upon Retirement
Q.	Funds in respect of, and liability for employee rights upon retirement

The Company's liability for employee rights upon retirement with respect to its Israeli employees is calculated, pursuant to Israeli severance pay law, based on the most recent salary of each employee multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company makes monthly deposits to insurance policies and severance pay funds. The liability of the Company is fully provided for.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn upon the fulfillment of the obligation pursuant to Israeli severance pay laws or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes profits or losses.

The liability for employee rights upon retirement in respect of the employees of the non-Israeli subsidiaries of the Company, is calculated on the basis of the labor laws of the country in which the subsidiary is located and is covered by an appropriate accrual.

Severance expenses for the years ended December 31, 2012, 2011 and 2010, amounted to US$ 1,204,000, US$ 1,172,000 and US$ 770,000, respectively.

Revenue Recognition
R.	Revenue recognition

Revenues are recognized whendelivery has occurred and, where applicable, after installation has beencompleted, there is persuasive evidence of an agreement, the fee is fixed ordeterminable and collection of the related receivable is reasonably assured andno further obligations exist. In cases where delivery has occurred but therequired installation has not been performed, the Company does not recognizethe revenues until the installation is completed.

The Company's revenues are recognizedas follows:

1.	Revenues from sales are recognized when title and risk of loss of the product pass to the customer (usually upon delivery).

2.

The Company applies the provisions of ASC Topic 605-25, "Revenue Recognition - Multiple-Element Arrangements", as amended. ASC Topic 605-25 provides guidance on how to account for arrangements that involve the delivery or performance of multiple products, services and/or rights to use assets. For such arrangements, each element of the contract is accounted for as a separate unit when it provides the customer value on a stand-alone basis and if an arrangement includes a right of return relative to a delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Company. According to ASC 605-25, as amended, when neither "vendor specific objective evidence" of selling price, nor third party price exists, the Company is required to develop a best estimate of the selling price of the deliverables and the entire arrangement consideration is allocated to the deliverables based on the relative selling prices.

Revenues from SVR servicessubscription fees and from installation services, sold to customers within asingle contractually binding arrangement were accounted for revenue recognitionpurposes as a single unit of accounting in accordance with ASC Topic 605-25,since the installation services element was determined not to have a value on astand-alone basis to the customer. Accordingly, the entire contract fee for thetwo deliverables is recognized ratably on a straight-line basis over thesubscription period.

3.

Deferred revenues include unearned amounts received from customers (mostly for the provision of installation and subscription services) but not yet recognized as revenues.  Such deferred revenues are recognized as described in paragraph 2, above.

4.

Sale and leaseback transactions

The Company accounts for sale and leaseback transactions in accordance with the provisions of ASC Topic 840-40, "Sale-Leaseback Transactions".

Accordingly, with respect of a certain leaseback transaction that was determined to be an operating lease and involving the use of more than a minor part but less than substantially all of the asset sold, the entire profit on the sale was deferred and amortized in proportion to rental payments over the term of the lease. There was no recognition of any profit at the date of the sale since the present value of the minimum lease payments exceeded the amount of the profit.

5.	Extended warranty Revenues from extended warranty which are provided for a monthly fee and are sold separately are recognized over the duration of the warranty periods.

Warranty Costs
S.	Warranty costs

The Company provides a warranty forits products to end-users at no extra charge. The Company estimates the coststhat may be incurred under its warranty obligation and records a liability atthe time the related revenues are recognized.

Among the factors affecting thewarranty liability are the number of installed units and historical percentagesof warranty claims. The Company periodically assesses the adequacy of therecorded warranty liability and adjusts the amount to the extent necessary. Todate, warranty costs and the related liabilities have not been material.

Research And Development Costs
T.	Research and development costs

1.	Research and development costs (other than computer software related expenses) are expensed as incurred.

2.

Software Development Costs

ASC Topic 985-20, "Costs of Software to Be Sold, Leased, or Marketed" requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.  Research and development costs incurred in the process of developing product improvements or new products, are generally expensed as incurred, net of grants received from the Government of Israel for development of approved projects. Costs incurred by the Company between the establishment of technological feasibility and the point at which the product is ready for general release are usually insignificant.

Advertising Costs
U.	Advertising costs

Advertising costs are expensed asincurred.

Advertising expenses for the yearsended December 31, 2012, 2011 and 2010 amounted to US$ 6.6 million,US$ 6.4 million and US$ 6.6 million,respectively.  Advertising expenses are presented among "sellingand marketing expenses".

Earnings Per Share
V.	Earnings per share

Basic earnings per share arecomputed by dividing net income attributable to the common shares, by theweighted average number of shares outstanding during the year, net of theweighted average number of treasury stock.

In computing diluted earnings pershare, basic earnings per share are adjusted to reflect the potential dilutionthat could occur upon the exercise of options granted under employee stockoption plans, using the treasury stock method, and the conversion of theconvertible capital notes, using the if converted method.

W.       Fairvalue measurements

The Company measures fair value anddiscloses fair value measurements for financial and non-financial assets andliabilities. Fair value is based on the price that would be received to sell anasset or paid to transfer a liability in an orderly transaction between marketparticipants at the measurement date.

As such, fair value is a marketbased measurement that is required to be determined based on the assumptionsthat market participants would use to determine the price of an asset or aliability.

As a basis for considering suchassumptions, the fair value accounting standard establishes the following fairvalue hierarchy, which prioritizes the inputs used in the valuationmethodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted)in active markets that are accessible at the measurement date for assets orliabilities. The fair value hierarchy gives the highest priority to Level 1inputs.

Level 2 - Observable prices that arebased on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs areused when little or no market data is available. Level 3 inputs are consideredas the lowest priority under the fair value hierarchy.

In determining fair value, companiesare required to utilize valuation techniques that maximize the use ofobservable inputs and minimize the use of unobservable inputs to the extentpossible as well as to consider counterparty credit risk in the assessment offair value.

Regarding the fair valuemeasurements of financial assets and liabilities and the fair value hierarchyof such measurement, see Note 20C.

The Company also measures certainnon-financial assets, consisting mainly goodwill and intangible assets at fairvalue on a nonrecurring basis.  These assets are adjusted to fairvalue when they are considered to be impaired.  As ofDecember 31, 2012, the Company measured the fair value of goodwill with atotal carrying amount of US$ 5.2 million that is allocated to certain reportingunits.  As a result of the above impairment test, the Companyrecorded an impairment loss of goodwill with a carrying amount of US$ 1.2million to its implied fair value of US$ 0.5 million resulting animpairment charge of US$ 0.7 million with respect to one of the reportingunits that were tested for impairment.  The fair value measurement ofthe non-financial assets is classified as level 3.

As of December 31, 2011, theCompany measured the fair value of goodwill with a total carrying amount ofUS$ 5.8 million that is allocated to certain reportingunits.  As a result of the above impairment test, the Companyrecorded an impairment loss of goodwill with a carrying amount of US$ 2 million to its implied fair value of US$ 1.3 million resulting an impairmentcharge of US$ 0.7 million with respect to one of the reporting units thatwere tested for impairment.  The fair value measurement of thenon-financial assets is classified as level 3.

See also Notes 1O and 8.

Fair Value Measurements

W.       Fairvalue measurements

The Company measures fair value anddiscloses fair value measurements for financial and non-financial assets andliabilities. Fair value is based on the price that would be received to sell anasset or paid to transfer a liability in an orderly transaction between marketparticipants at the measurement date.

As such, fair value is a marketbased measurement that is required to be determined based on the assumptionsthat market participants would use to determine the price of an asset or aliability.

As a basis for considering suchassumptions, the fair value accounting standard establishes the following fairvalue hierarchy, which prioritizes the inputs used in the valuationmethodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted)in active markets that are accessible at the measurement date for assets orliabilities. The fair value hierarchy gives the highest priority to Level 1inputs.

Level 2 - Observable prices that arebased on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs areused when little or no market data is available. Level 3 inputs are consideredas the lowest priority under the fair value hierarchy.

In determining fair value, companiesare required to utilize valuation techniques that maximize the use ofobservable inputs and minimize the use of unobservable inputs to the extentpossible as well as to consider counterparty credit risk in the assessment offair value.

Regarding the fair valuemeasurements of financial assets and liabilities and the fair value hierarchyof such measurement, see Note 20C.

The Company also measures certainnon-financial assets, consisting mainly goodwill and intangible assets at fairvalue on a nonrecurring basis.  These assets are adjusted to fairvalue when they are considered to be impaired.  As ofDecember 31, 2012, the Company measured the fair value of goodwill with atotal carrying amount of US$ 5.2 million that is allocated to certain reportingunits.  As a result of the above impairment test, the Companyrecorded an impairment loss of goodwill with a carrying amount of US$ 1.2million to its implied fair value of US$ 0.5 million resulting animpairment charge of US$ 0.7 million with respect to one of the reportingunits that were tested for impairment.  The fair value measurement ofthe non-financial assets is classified as level 3.

As of December 31, 2011, theCompany measured the fair value of goodwill with a total carrying amount ofUS$ 5.8 million that is allocated to certain reportingunits.  As a result of the above impairment test, the Companyrecorded an impairment loss of goodwill with a carrying amount of US$ 2 million to its implied fair value of US$ 1.3 million resulting an impairmentcharge of US$ 0.7 million with respect to one of the reporting units thatwere tested for impairment.  The fair value measurement of thenon-financial assets is classified as level 3.

See also Notes 1O and 8.

Deferred Installation Expenses
X.	Deferred installation expenses

Direct installation expensesincurred at the inception of specific subscription arrangements in brazil withspecific customers, to enable the Company's subsidiary in Brazil to performunder the terms of the arrangement (i.e. directly attributable to obtaining aspecific subscriber), which their costs can be measured reliably, arecapitalized and presented as "Deferred installation expenses" withinthe balances "Other current assets" and "Other non-current assets",as applicable.

Such installation activities hasdetermined not to represent separate earnings process for revenue recognitionpurposes in accordance with the principles of ASC Topic 605-25,"Multiple-Element Arrangements" as they has beendetermined not to have a value on a stand-alone basis to the customer.

The deferred expenses that arecapitalized are limited to the higher of value of the amount of nonrefundabledeferred revenue, if any or to the amount of the minimum contractualsubscription revenue, net of direct costs.

The deferred expenses are amortizedover the contractual life of the related subscription arrangements by thestraight-line method (usually 20 months). Costs that do not meet theaforementioned criteria, are recognized immediately as expenses.

Reclassification
Y.	Reclassification

Certain comparative figures have been reclassified to conform to the current year presentation. Such reclassifications did not have any impact on the Company's equity, net income or cash flows.